Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 12,384
Goodwill and intangible assets ending balance	13,107	$ 12,384
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	4,118
Goodwill and intangible assets ending balance	4,419	4,118
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	18,626	19,560
Exchange differences	1,438	(962)
Reclassified to held for sale and additions	(78)	28
Goodwill and intangible assets ending balance	19,986	18,626
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(14,508)	(15,237)
Exchange differences	(1,059)	716
Reclassified to held for sale	0	13
Goodwill and intangible assets ending balance	$ (15,567)	$ (14,508)